BENEFIT PLAN	12 Months Ended
Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 18. BENEFIT PLAN

Full-time employees of the Company in the People Republic China (PRC) participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that PRC operating entities make contributions to the government for these benefits based on certain percentages of the employees salaries. Except for required benefits mentioned above, the Company has no legal obligation for the benefits.

The total benefits paid were $162,763 and $84,460 for the years ended December 31, 2018 and 2017, respectively.